Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 11,438	$ 10,551	$ 9,589
Marketable securities, current	6,163	13,000	39,091
Collaboration receivable		0	1,891
Notes receivable	2,000	0
Prepaid expenses and other current assets	352	623	2,599
Total current assets	19,953	24,174	53,170
Property and equipment, net	0	109	333
Other assets		0	166
Total assets	19,953	24,283	53,669
Current liabilities:
Accounts payable	328	822	725
Collaboration payable	0	129	0
Accrued clinical and development expenses	178	777	6,834
Accrued liabilities	1,704	888	3,269
Total current liabilities	2,210	2,616	10,828
Warrant liability	2,407	1,743	1,864
Deferred rent	9	36	131
Total liabilities	4,626	4,395	12,823
Commitments and contingencies (Note 7)
Stockholders' equity:
Preferred stock
Common stock	72	72	71
Additional paid-in capital	373,864	373,352	370,236
Accumulated other comprehensive loss	(1)	(2)	(21)
Accumulated deficit	(358,608)	(353,534)	(329,440)
Total stockholders' equity	15,327	19,888	40,846
Total liabilities and stockholders' equity	$ 19,953	$ 24,283	$ 53,669